Segment information - Schedule of segment information (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue		€ 361,465	€ 248,921	€ 838,617
Other revenue		8,109	2,899	2,841
Advertising spend		223,550	149,974	616,705
ROAS contribution		137,915	98,947	221,912
Costs and expenses:
Cost of revenue, including related party, excluding amortization	[1],[2]	11,500	10,133	9,159
Other selling and marketing, including related party		25,646	28,281	47,450
Technology and content, including related party	[1],[2],[3]	52,374	64,258	69,924
General and administrative, including related party	[1],[2],[3]	38,208	40,935	55,543
Amortization of intangible assets	[3]	136	373	1,685
Impairment of goodwill		0	207,618	0
Operating income/(loss)		10,051	(252,651)	38,151
Other income/(expense)
Interest expense		(389)	(270)	(33)
Other, net		13,628	(212)	(428)
Total other income/(expense), net		13,239	(482)	(461)
Income/(loss) before income taxes		23,290	(253,133)	37,690
Expense/(benefit) for income taxes		12,586	(8,494)	20,982
Income/(loss) before equity method investment		10,704	(244,639)	16,708
Income/(loss) from equity method investment		0	(739)	453
Net income/(loss)		10,704	(245,378)	17,161
Developed Europe
Costs and expenses:
Impairment of goodwill		0	17,568
Americas
Costs and expenses:
Impairment of goodwill		0	107,516
Rest of World
Costs and expenses:
Impairment of goodwill		0	82,534
Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		163,700	102,899	347,094
Other revenue		0	0	0
Advertising spend		106,984	60,784	230,291
ROAS contribution		56,716	42,115	116,803
Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		140,143	89,341	305,061
Other revenue		0	0	0
Advertising spend		94,096	56,979	233,949
ROAS contribution		46,047	32,362	71,112
Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		45,599	46,125	171,469
Other revenue		0	0	0
Advertising spend		22,470	32,211	152,465
ROAS contribution		23,129	13,914	19,004
Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue		12,023	10,556	14,993
Other revenue		8,109	2,899	2,841
Advertising spend		0	0	0
ROAS contribution		12,023	10,556	14,993
Referral revenue
Segment Reporting Information [Line Items]
Revenue		349,442	238,365	823,624
Referral revenue | Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		163,700	102,899	347,094
Referral revenue | Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		140,143	89,341	305,061
Referral revenue | Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		45,599	46,125	171,469
Referral revenue | Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue		0	0	0
Subscription revenue
Segment Reporting Information [Line Items]
Revenue		3,914	7,657	12,152
Subscription revenue | Operating Segments | Developed Europe
Segment Reporting Information [Line Items]
Revenue		0	0	0
Subscription revenue | Operating Segments | Americas
Segment Reporting Information [Line Items]
Revenue		0	0	0
Subscription revenue | Operating Segments | Rest of World
Segment Reporting Information [Line Items]
Revenue		0	0	0
Subscription revenue | Corporate & Eliminations
Segment Reporting Information [Line Items]
Revenue		€ 3,914	€ 7,657	€ 12,152

[1]

	Year ended December 31,
	2019	2020	2021
(1) Includes share-based compensation as follows:
Cost of revenue	€269	€243	€257
Selling and marketing	2,359	1,169	1,104
Technology and content	5,978	3,808	3,897
General and administrative	11,285	9,859	12,003

[2]

(3) Includes related party expense as follows:
Cost of revenue	€44	€(32)	€0
Selling and marketing	263	133	111
Technology and content	465	97	48
General and administrative	43	31	0

[3]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€360	€188	€98
Amortization of internal use software and website development costs included in technology and content	3,239	3,926	4,566
Amortization of internal use software costs included in general and administrative	656	491	313
Amortization of acquired technology included in amortization of intangible assets	143	84	136